Derivatives Instruments (Details) - Schedule of derivative instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Derivative Instruments Abstract
Cost of revenues			$ (26)
Sales and marketing			(15)
General and administrative			(6)
Total expenses (income)			$ (47)